Risk management - COVID-19 payment moratoria in Spain (Details) - Spain € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€) customer
Credit risk
Number of clients granted with payment moratoria | customer	248,336
Percentage to lending porfolio	4.70%
Total amount of payment moratoria	€ 9,438
Total portfolio	198,145
Payment moratoria granted that expired	€ 2,488
Percentage of payment moratoria granted that expired	26.36%
Impairment credit losses, overlay	€ 466
Financial instruments not credit-impaired | Stage 1
Credit risk
Payment moratoria granted that expired	1,921
Impairment credit losses, overlay	37
Financial instruments not credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	374
Impairment credit losses, overlay	€ 261
Financial instruments credit-impaired
Credit risk
Payment moratoria, performance percentage	7.74%
Financial instruments credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	€ 193
Impairment credit losses, overlay	168
Individuals
Credit risk
Total amount of payment moratoria	9,267
Total portfolio	71,577
Payment moratoria granted that expired	€ 2,476
Mortgages
Credit risk
Payment moratoria, period	12 months
Legislative moratoria, percentage	25.00%
Legislative moratoria, period	3 months
Total amount of payment moratoria	€ 7,828
Total portfolio	43,919
Payment moratoria granted that expired	1,346
Consumer
Credit risk
Total amount of payment moratoria	1,439
Total portfolio	17,658
Payment moratoria granted that expired	1,130
SMEs & Corporate
Credit risk
Total amount of payment moratoria	171
Total portfolio	126,568
Payment moratoria granted that expired	12
Loans under government programs
Credit risk
Total portfolio	€ 25,510
Percentage of total exposure to government liquidity programs	67.00%